Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Formation and operational costs	$ 2,103,668	$ 1,343,799
Loss from operations	(2,103,668)	(1,343,799)
Other income (expense):
Change in fair value of warrant liabilities	(1,895,834)	7,138,542
Change in fair value of convertible notes		811,150
Interest income – bank	8,240
Interest earned on investments held in Trust Account	3,176,694	4,000,465
Total other income, net	1,289,100	11,950,157
(Loss) income before provision for income taxes	(814,568)	10,606,358
Provision for income taxes	(653,044)	(759,647)
Net (loss) income	$ (1,467,612)	$ 9,846,711
Class A Common Stock Redeemable Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	7,511,529	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ (0.1)	$ 0.27
Class A Common Stock Non-Redeemable Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	5,603,340	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ (0.1)	$ 0.27
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	1,584,160	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ (0.1)	$ 0.27